Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15. Related-Party Transactions
Atomic Labs, LLC (“Atomic Labs”) is a related-party venture capital startup studio that launched the Company, providing initial capital and governance. The Company utilized operational support from Atomic Labs, primarily consisting of providing office space, conducting back-office professional services, and administering operating expenses. Additionally, an affiliated company of Atomic Labs provides professional services to the Company, primarily to support engineering and operations functions. All services were provided at cost. For the years ended December 31, 2020 and 2019, the Company recorded a total of $3.4 million and $3.2 million, respectively, for payments made to Atomic Labs and its affiliated company for services performed and costs incurred on behalf of the Company. The Company recognized $0.5 million of these payments as intangible assets and vendor deposits as of December 31, 2020 and no expenses were capitalized as of December 31, 2019. Of the $2.9 million recognized as expenses, $0.1 million was recognized as marketing expense and the remaining $2.8 million as selling, general, and administrative expenses. There was no accounts payable balance with Atomic Labs and its affiliated company as of December 31, 2020 and less than $0.1 million as of December 31, 2019.
In addition, for the years ended December 31, 2020 and 2019, the Company recorded $0.1 million and less than $0.1 million, respectively, for payments made to Vouched, a related-party
company that provides identity verification services. These expenses were recognized as selling, general, and administrative expenses. There was less than $0.1 million in accounts payable balances with Vouched as of December 31, 2020 and 2019.
Nonrecourse Related-Party Promissory Notes
For the years ended December 31, 2020 and 2019, the Company had promissory notes from certain of the Company’s executive officers, as well as a founding employee and an executive chairman. The promissory notes, which were issued to the Company by the related parties as consideration for the exercise of stock options, are considered nonrecourse notes for accounting purposes. The loans are secured by the shares of Class A common stock of the Company held by the individuals. There were 16,345,627 and 16,855,230 shares securing the related-party promissory notes as of December 31, 2020 and 2019, respectively. The notes bear interest between 2.21% and 3.02% per annum. The loans are due upon the earliest of (1) ten years from the debt issuance date, (2) a liquidation of the Company, or (3) six months following an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended. Prepayment of principal and interest may be made at any time without penalty.
The nonrecourse related-party promissory notes are not given accounting effect until the notes are repaid in full as the underlying stock options are not considered exercised for accounting purposes. As of December 31, 2020 and 2019, the total outstanding balance under these nonrecourse related-party promissory notes was $7.2 million and $8.1 million, respectively, which will be recorded within additional paid-in
capital on the consolidated balance sheets when repaid in full for the exercise price of the underlying stock options.
Redeemable Common Stock Transaction
On September 23, 2019, the Company’s CEO and a member of its Board of Directors, sold 737,058 shares of Class A common stock to third party purchasers at $6.11 per share for aggregate consideration of $4.5 million pursuant to Class A Common Stock Purchase Agreements. Under the terms of the vendor service agreement with the third party, the purchasers were granted a put right entitling them to sell the shares to the Company at $6.11 per share for a period of six months. The put right expired on March 23, 2020 without the purchasers exercising their rights to sell the shares to the Company. The Company recorded stock-based compensation expense associated with the transaction of $3.0 million. Upon expiration of the redemption right, the Company reclassified the aggregate consideration of $4.5 million that was subject to redemption from mezzanine equity to stockholders’ equity on the consolidated balance sheets.